
Investing
Rewards
$4,724.93
$1,234.56 (1.23%) Today
$1,234.56 (1.23%) After-Hours
1D
1W
1M
3M
YTD
1Y
ALL
Buying Power
$100.00
New: Robinhood Ventures
Check out our latest announcement.
Learn more
1/4
Robinhood Ventures
Invest in private companies
Interested in having your company join the fund?
Send us a note at ventures@robinhood.com
Learn More About Robinhood Ventures Fund I
What is a closed-end fund?
What will RVI invest in?
Will I know what companies RVI invests in?
Do I need to be an "accredited investor" to invest in RVI?
Who will manage RVI's investments?
Robinhood